Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 4.4%
Ambev SA	11,729,234	$25,822,230
Atacadao SA	1,640,916	3,100,018
B3 SA - Brasil Bolsa Balcao	14,196,402	28,928,660
Banco Bradesco SA	3,889,328	8,480,985
Banco BTG Pactual SA	2,971,687	17,878,000
Banco do Brasil SA	4,287,152	22,142,407
BB Seguridade Participacoes SA	1,711,136	10,525,756
BRF SA(a)	1,461,072	5,169,917
Caixa Seguridade Participacoes S/A	1,388,423	3,931,869
CCR SA	2,649,811	6,075,858
Centrais Eletricas Brasileiras SA	3,002,188	19,891,089
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	862,012	12,125,199
Cia. Siderurgica Nacional SA	1,715,226	4,272,631
Cosan SA	3,103,199	8,049,205
CPFL Energia SA	567,574	3,685,896
Energisa SA	579,216	5,042,176
Eneva SA(a)	1,333,728	3,157,219
Engie Brasil Energia SA	475,541	3,925,031
Equatorial Energia SA	2,609,555	14,526,518
Equatorial Energia SA, NVS(a)	38,713	215,502
Hapvida Participacoes e Investimentos SA(a)(b)	12,449,536	9,460,026
Hypera SA	903,879	4,673,545
JBS SA	1,911,544	10,498,949
Klabin SA	2,079,372	8,046,780
Localiza Rent a Car SA	2,325,514	18,924,225
Lojas Renner SA	2,448,318	6,117,415
Natura & Co. Holding SA	2,287,040	6,467,947
Petroleo Brasileiro SA	9,282,729	71,950,917
PRIO SA	2,010,031	15,928,201
Raia Drogasil SA	3,246,315	15,499,270
Rede D'Or Sao Luiz SA(b)	1,464,128	7,656,774
Rumo SA	3,295,778	12,371,172
Sendas Distribuidora SA(a)	3,456,640	8,018,030
Suzano SA	1,953,944	18,122,050
Telefonica Brasil SA	1,043,665	8,606,276
TIM SA/Brazil	2,026,293	6,120,285
TOTVS SA	1,404,429	7,681,579
Ultrapar Participacoes SA	1,850,738	8,166,524
Vale SA	8,517,841	102,521,006
Vibra Energia SA	2,509,059	10,292,546
WEG SA	4,144,090	29,635,030
		593,704,713
Chile — 0.5%
Banco de Chile	113,204,076	13,441,296
Banco de Credito e Inversiones SA	191,609	5,437,212
Banco Santander Chile	166,773,031	7,893,474
Cencosud SA	3,196,641	6,002,864
Cia. Sud Americana de Vapores SA	38,785,280	2,512,566
Empresas CMPC SA	2,797,499	5,854,267
Empresas Copec SA	1,019,481	8,461,711
Enel Americas SA	53,158,458	5,257,882
Enel Chile SA	70,943,189	4,065,665
Falabella SA(a)	2,159,600	6,542,246
Latam Airlines Group SA	439,947,786	5,918,623
		71,387,806
Colombia — 0.1%
Bancolombia SA	661,685	6,148,725
Interconexion Electrica SA ESP	1,153,209	5,713,329
		11,862,054
Security	Shares	Value

Czech Republic — 0.2%
CEZ AS	402,436	$16,774,983
Komercni Banka AS	195,439	6,696,482
Moneta Money Bank AS(b)	756,032	3,311,213
		26,782,678
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	1,773,810	2,934,460
Eastern Co. SAE	2,594,086	1,516,419
EFG Holding S.A.E.(a)	514,380	167,778
Talaat Moustafa Group	2,304,016	2,635,946
		7,254,603
Greece — 0.7%
Alpha Services and Holdings SA(a)	5,803,522	9,807,683
Eurobank Ergasias Services and Holdings SA,
Class A(a)	6,688,873	14,602,609
Hellenic Telecommunications Organization SA	454,774	6,645,620
Jumbo SA	292,361	8,374,770
Motor Oil Hellas Corinth Refineries SA	147,379	4,167,346
Mytilineos SA	270,612	10,776,699
National Bank of Greece SA(a)	1,879,792	16,276,545
OPAP SA	439,083	6,979,652
Piraeus Financial Holdings SA(a)	2,748,913	10,799,226
Public Power Corp. SA(a)	553,917	6,758,416
		95,188,566
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,142,402	8,875,040
OTP Bank Nyrt	565,668	27,316,252
Richter Gedeon Nyrt	358,828	9,092,324
		45,283,616
India — 25.3%
ABB India Ltd.	131,264	13,078,441
Adani Enterprises Ltd.	428,954	17,550,964
Adani Green Energy Ltd.(a)	797,070	18,273,636
Adani Ports & Special Economic Zone Ltd.	1,333,902	23,016,202
Adani Power Ltd.(a)	1,939,583	17,608,576
Ambuja Cements Ltd.	1,502,508	11,417,111
APL Apollo Tubes Ltd.	420,215	7,574,275
Apollo Hospitals Enterprise Ltd.	250,494	17,551,146
Ashok Leyland Ltd.	3,623,818	9,740,580
Asian Paints Ltd.	954,369	33,005,992
Astral Ltd.	334,871	8,423,164
AU Small Finance Bank Ltd.(b)	902,938	7,077,219
Aurobindo Pharma Ltd.	674,966	9,595,585
Avenue Supermarts Ltd.(a)(b)	409,889	21,153,961
Axis Bank Ltd.	5,696,680	79,418,586
Bajaj Auto Ltd.	168,779	18,381,888
Bajaj Finance Ltd.	697,062	55,961,231
Bajaj Finserv Ltd.	969,775	17,783,023
Bajaj Holdings & Investment Ltd.	67,652	6,449,651
Balkrishna Industries Ltd.	195,328	7,149,208
Bandhan Bank Ltd.(b)	1,631,280	3,686,427
Bank of Baroda	2,668,990	8,493,037
Bharat Electronics Ltd.	9,173,355	32,605,216
Bharat Forge Ltd.	642,585	11,976,001
Bharat Heavy Electricals Ltd.	2,578,717	9,258,225
Bharat Petroleum Corp. Ltd.	1,925,143	14,488,807
Bharti Airtel Ltd.	5,673,874	93,430,828
Bosch Ltd.	18,295	6,661,619
Britannia Industries Ltd.(a)	271,007	16,834,079
Canara Bank	4,501,155	6,363,105
CG Power and Industrial Solutions Ltd.	1,520,999	11,722,023

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance
Co. Ltd.	1,056,385	$15,726,796
Cipla Ltd.	1,319,580	22,922,371
Coal India Ltd.	3,909,568	23,025,692
Colgate-Palmolive India Ltd.	343,639	10,947,811
Container Corp. of India Ltd.	637,228	8,224,428
Cummins India Ltd.	349,364	14,894,792
Dabur India Ltd.	1,324,442	8,649,800
Divi's Laboratories Ltd.	302,831	15,643,978
DLF Ltd.	1,826,711	17,893,191
Dr. Reddy's Laboratories Ltd.	290,441	20,175,386
Eicher Motors Ltd.	339,455	19,267,486
GAIL India Ltd.	5,843,746	14,334,208
GMR Airports Infrastructure Ltd.(a)	6,325,005	6,424,261
Godrej Consumer Products Ltd.	1,037,065	15,816,439
Godrej Properties Ltd.(a)	304,828	10,183,110
Grasim Industries Ltd.	659,668	18,346,748
Havells India Ltd.	619,014	14,142,808
HCL Technologies Ltd.	2,382,478	37,876,418
HDFC Asset Management Co. Ltd.(b)	232,865	10,842,951
HDFC Bank Ltd.	7,030,369	129,139,714
HDFC Life Insurance Co. Ltd.(b)	2,402,004	15,843,476
Hero MotoCorp Ltd.	295,309	18,138,817
Hindalco Industries Ltd.	3,343,354	27,697,592
Hindustan Aeronautics Ltd., NVS	499,648	29,782,939
Hindustan Petroleum Corp. Ltd.	1,448,992	9,330,415
Hindustan Unilever Ltd.	2,062,733	57,570,440
ICICI Bank Ltd.	12,977,775	174,434,747
ICICI Lombard General Insurance Co. Ltd.(b)	552,358	10,478,526
ICICI Prudential Life Insurance Co. Ltd.(b)	909,507	5,952,089
IDFC First Bank Ltd.(a)	9,053,436	8,302,121
Indian Hotels Co. Ltd., Class A	2,168,887	14,516,361
Indian Oil Corp. Ltd.	7,170,780	13,966,659
Indian Railway Catering & Tourism Corp. Ltd.	626,079	7,665,653
Indraprastha Gas Ltd.	9,042	47,971
Indus Towers Ltd.(a)	2,005,975	8,366,715
IndusInd Bank Ltd.	708,022	12,413,444
Info Edge India Ltd.	182,292	12,458,162
Infosys Ltd.	8,329,360	141,191,922
InterGlobe Aviation Ltd.(a)(b)	437,972	21,979,445
ITC Ltd.	7,499,138	38,349,730
Jindal Stainless Ltd.	638,255	6,067,423
Jindal Steel & Power Ltd.	867,676	10,700,767
Jio Financial Services Ltd., NVS(a)	7,179,540	29,680,594
JSW Energy Ltd.	867,300	6,369,318
JSW Steel Ltd.	1,554,968	16,438,402
Jubilant Foodworks Ltd.	942,584	5,587,694
Kotak Mahindra Bank Ltd.	2,727,921	55,006,004
Larsen & Toubro Ltd.	1,680,104	73,941,478
LTIMindtree Ltd.(b)	224,860	12,693,855
Lupin Ltd.	558,668	10,606,888
Macrotech Developers Ltd.	740,223	12,237,122
Mahindra & Mahindra Ltd.	2,340,132	70,272,459
Mankind Pharma Ltd.(a)	247,495	6,344,429
Marico Ltd.	1,301,845	9,282,161
Maruti Suzuki India Ltd.	355,457	52,889,333
Max Healthcare Institute Ltd.	1,926,910	17,385,859
Mphasis Ltd.	197,906	5,428,832
MRF Ltd.	5,647	8,494,114
Muthoot Finance Ltd.	312,341	6,308,585
Nestle India Ltd., NVS	849,438	23,972,274
NHPC Ltd., NVS	7,459,520	9,584,540
Security	Shares	Value

India (continued)
NMDC Ltd.	2,651,384	$8,287,659
NTPC Ltd.	10,941,518	47,098,884
Oil & Natural Gas Corp. Ltd.	7,803,654	24,781,071
Page Industries Ltd.	15,723	6,783,762
PB Fintech Ltd.(a)	726,932	11,272,633
Persistent Systems Ltd., NVS	254,861	10,417,810
Petronet LNG Ltd.	1,935,311	6,907,018
Phoenix Mills Ltd. (The)	243,857	9,055,469
PI Industries Ltd.	197,605	8,391,932
Pidilite Industries Ltd.	381,186	13,573,676
Polycab India Ltd.	132,777	10,757,386
Power Finance Corp. Ltd.	3,713,386	21,959,219
Power Grid Corp. of India Ltd.	11,626,092	43,260,547
Punjab National Bank	5,646,271	8,773,973
REC Ltd.	3,289,057	21,230,154
Reliance Industries Ltd.	7,625,906	261,613,440
Samvardhana Motherson International Ltd.	6,844,490	12,449,588
SBI Cards & Payment Services Ltd.	680,591	5,651,750
SBI Life Insurance Co. Ltd.(b)	1,115,263	18,535,754
Shree Cement Ltd.	22,811	6,746,313
Shriram Finance Ltd.	707,398	19,983,223
Siemens Ltd.	220,008	18,391,539
Solar Industries India Ltd.	65,410	7,342,940
Sona Blw Precision Forgings Ltd.(b)	1,046,011	8,172,440
SRF Ltd.	366,767	9,733,302
State Bank of India	4,474,535	44,581,734
Sun Pharmaceutical Industries Ltd.	2,390,954	41,873,824
Sundaram Finance Ltd.	146,446	7,522,285
Supreme Industries Ltd.	154,365	9,783,753
Suzlon Energy Ltd.(a)	23,141,212	13,259,424
Tata Communications Ltd.	273,455	5,834,546
Tata Consultancy Services Ltd.	2,271,390	100,093,172
Tata Consumer Products Ltd.	1,452,668	18,479,306
Tata Elxsi Ltd.	87,118	7,262,793
Tata Motors Ltd.	4,190,576	46,423,392
Tata Motors Ltd., Class A	1,095,064	8,133,107
Tata Power Co. Ltd. (The)	3,593,401	18,842,829
Tata Steel Ltd.	18,744,132	37,599,178
Tech Mahindra Ltd.	1,357,043	20,054,902
Thermax Ltd.	56,524	3,659,852
Titan Co. Ltd.	890,417	34,647,184
Torrent Pharmaceuticals Ltd.	260,124	8,412,487
Torrent Power Ltd.	417,371	7,509,265
Trent Ltd.	454,325	24,852,680
Tube Investments of India Ltd.	271,319	11,633,936
TVS Motor Co. Ltd.	598,463	15,647,312
UltraTech Cement Ltd.	286,466	34,061,759
Union Bank of India Ltd.	3,906,239	7,509,228
United Spirits Ltd.	745,480	10,379,459
UPL Ltd.	1,148,680	7,005,931
Varun Beverages Ltd.	1,149,941	19,675,699
Vedanta Ltd.	2,766,900	14,897,912
Wipro Ltd.	3,296,344	17,311,501
Yes Bank Ltd.(a)	34,139,657	9,424,361
Zomato Ltd.(a)	16,412,500	35,318,078
		3,390,849,920
Indonesia — 2.2%
Adaro Energy Indonesia Tbk PT	37,756,600	6,436,048
Amman Mineral Internasional PT(a)	16,217,300	12,050,701
Aneka Tambang Tbk	19,494,300	1,759,650
Astra International Tbk PT	49,742,600	13,157,444
Bank Central Asia Tbk PT	137,946,427	78,487,701

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	93,360,300	$33,858,565
Bank Negara Indonesia Persero Tbk PT	37,181,500	10,089,161
Bank Rakyat Indonesia Persero Tbk PT	170,347,671	45,659,854
Barito Pacific Tbk PT	71,542,676	4,700,627
Chandra Asri Pacific Tbk PT	14,456,100	8,162,136
Charoen Pokphand Indonesia Tbk PT	19,677,000	6,296,640
GoTo Gojek Tokopedia Tbk PT(a)	2,250,083,239	9,046,622
Indah Kiat Pulp & Paper Tbk PT	6,429,400	3,610,023
Indofood CBP Sukses Makmur Tbk PT	6,097,300	3,658,380
Indofood Sukses Makmur Tbk PT	11,144,000	4,029,891
Kalbe Farma Tbk PT	53,771,900	4,930,470
Merdeka Copper Gold Tbk PT(a)	25,582,659	4,253,781
Semen Indonesia Persero Tbk PT	1,774,000	381,001
Sumber Alfaria Trijaya Tbk PT	47,860,200	7,804,894
Telkom Indonesia Persero Tbk PT	123,675,900	22,059,980
Unilever Indonesia Tbk PT	19,336,500	3,719,710
United Tractors Tbk PT	3,897,500	5,294,604
		289,447,883
Kuwait — 1.1%
Boubyan Bank KSCP	3,773,517	7,131,117
Gulf Bank KSCP	4,833,727	4,008,992
Kuwait Finance House KSCP	25,469,324	60,710,701
Mabanee Co. KPSC	1,774,768	4,815,576
Mobile Telecommunications Co. KSCP	4,820,102	7,098,517
National Bank of Kuwait SAKP	19,930,544	55,710,953
		139,475,856
Malaysia — 1.9%
AMMB Holdings Bhd	4,766,600	4,306,469
Axiata Group Bhd	7,211,200	4,294,419
CELCOMDIGI Bhd	9,262,000	7,498,719
CIMB Group Holdings Bhd	17,522,900	25,513,216
Gamuda Bhd	4,829,400	6,227,843
Genting Bhd	5,474,000	5,539,350
Genting Malaysia Bhd	7,697,500	4,341,676
Hong Leong Bank Bhd	1,638,000	6,708,841
IHH Healthcare Bhd	5,788,900	7,612,766
Inari Amertron Bhd	7,065,300	4,893,324
IOI Corp. Bhd	6,588,500	5,354,141
Kuala Lumpur Kepong Bhd	1,271,000	5,638,714
Malayan Banking Bhd	13,441,500	28,363,852
Malaysia Airports Holdings Bhd	1,841,944	3,891,271
Maxis Bhd	6,165,300	4,760,234
MISC Bhd	3,490,800	6,188,738
MR DIY Group M Bhd(b)	8,194,150	3,150,927
Nestle Malaysia Bhd	145,400	3,941,585
Petronas Chemicals Group Bhd	7,231,000	10,318,732
Petronas Dagangan Bhd	712,100	2,995,449
Petronas Gas Bhd	2,034,900	7,894,046
PPB Group Bhd	1,635,840	5,129,594
Press Metal Aluminium Holdings Bhd	9,595,000	11,415,339
Public Bank Bhd	36,672,200	31,955,845
QL Resources Bhd	2,818,700	3,774,785
RHB Bank Bhd	3,607,900	4,211,542
Sime Darby Bhd	6,948,000	4,107,642
Sime Darby Plantation Bhd	5,435,400	4,910,585
Telekom Malaysia Bhd	2,933,200	3,875,327
Tenaga Nasional Bhd	6,530,600	18,091,996
YTL Corp. Bhd	8,294,400	6,350,689
YTL Power International Bhd	6,141,200	6,436,878
		259,694,534
Security	Shares	Value

Mexico — 3.4%
Alfa SAB de CV, Class A	7,734,700	$5,379,392
America Movil SAB de CV	46,363,571	42,957,318
Arca Continental SAB de CV	1,295,208	13,211,251
Banco del Bajio SA(b)	1,946,706	6,727,102
Cemex SAB de CV, NVS(a)	36,580,654	27,532,782
Coca-Cola Femsa SAB de CV	1,332,800	12,436,010
Fibra Uno Administracion SA de CV	7,027,600	10,032,032
Fomento Economico Mexicano SAB de CV	4,840,683	55,503,874
Gruma SAB de CV, Class B	467,260	9,068,972
Grupo Aeroportuario del Centro Norte SAB de
CV, Class B	720,133	7,351,371
Grupo Aeroportuario del Pacifico SAB de CV,
Class B	964,501	18,147,388
Grupo Aeroportuario del Sureste SAB de CV,
Class B	456,127	15,338,922
Grupo Bimbo SAB de CV, Series A(c)	3,272,153	12,321,802
Grupo Carso SAB de CV, Series A1	1,421,433	10,980,050
Grupo Financiero Banorte SAB de CV, Class O	6,457,286	61,415,863
Grupo Financiero Inbursa SAB de CV, Class O(a)	4,666,471	12,539,087
Grupo Mexico SAB de CV, Series B	7,728,486	47,774,356
Industrias Penoles SAB de CV(a)(c)	500,015	7,913,478
Kimberly-Clark de Mexico SAB de CV, Class A	3,885,822	8,151,145
Operadora De Sites Mexicanos SAB de CV	3,311,075	3,448,366
Orbia Advance Corp. SAB de CV	2,438,311	3,975,109
Prologis Property Mexico SA de CV	1,895,073	7,712,539
Promotora y Operadora de Infraestructura SAB
de CV	484,284	5,316,806
Wal-Mart de Mexico SAB de CV	13,008,351	48,908,302
		454,143,317
Peru — 0.5%
Cia. de Minas Buenaventura SAA, ADR	410,864	7,354,465
Credicorp Ltd.	168,021	27,777,232
Southern Copper Corp.	211,554	25,096,651
		60,228,348
Philippines — 0.8%
Ayala Corp.	641,330	6,529,907
Ayala Land Inc.	16,913,900	7,606,202
Bank of the Philippine Islands	4,672,438	9,597,181
BDO Unibank Inc.	6,032,422	13,400,801
International Container Terminal Services Inc.	2,568,960	14,995,843
JG Summit Holdings Inc.	7,294,780	3,864,289
Jollibee Foods Corp.	1,151,440	4,264,254
Manila Electric Co.	721,590	4,527,817
Metropolitan Bank & Trust Co.	4,738,907	5,030,407
PLDT Inc.	195,280	4,939,262
SM Investments Corp.	576,255	8,575,344
SM Prime Holdings Inc.	25,189,500	11,616,041
Universal Robina Corp.	2,343,790	4,285,467
		99,232,815
Poland — 1.3%
Allegro.eu SA (a)(b)	1,426,911	13,730,699
Bank Polska Kasa Opieki SA	468,444	19,079,796
Budimex SA	33,221	6,311,418
CD Projekt SA	151,420	5,018,457
Dino Polska SA(a)(b)	120,044	11,962,206
KGHM Polska Miedz SA	343,316	13,338,837
LPP SA	2,811	12,415,544
mBank SA(a)	35,327	5,640,238
ORLEN SA	1,471,267	23,832,309
PGE Polska Grupa Energetyczna SA(a)	2,013,638	3,478,396

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Powszechna Kasa Oszczednosci Bank
Polski SA	2,215,283	$33,566,785
Powszechny Zaklad Ubezpieczen SA	1,541,909	19,623,903
Santander Bank Polska SA	87,748	11,314,178
		179,312,766
Qatar — 1.0%
Barwa Real Estate Co.	5,448,711	4,226,211
Commercial Bank PSQC (The)	8,330,553	8,867,396
Dukhan Bank	4,834,765	4,699,342
Industries Qatar QSC	3,863,096	12,258,915
Masraf Al Rayan QSC	14,387,144	9,106,785
Mesaieed Petrochemical Holding Co.	14,309,344	6,800,952
Ooredoo QPSC	2,035,147	5,251,690
Qatar Electricity & Water Co. QSC	1,120,287	4,615,190
Qatar Fuel QSC	260,481	961,145
Qatar Gas Transport Co. Ltd.	6,556,996	7,175,245
Qatar International Islamic Bank QSC	2,496,058	6,868,251
Qatar Islamic Bank SAQ	4,469,012	21,170,955
Qatar National Bank QPSC	11,653,265	43,268,377
		135,270,454
Russia — 0.0%
Alrosa PJSC(d)	1,271,273	141
Gazprom PJSC(a)(d)	5,613,440	621
GMK Norilskiy Nickel PAO(d)	2,978,900	3
Inter RAO UES PJSC(d)	19,580,300	2,165
LUKOIL PJSC(a)(d)	197,285	22
Mobile TeleSystems PJSC(a)(d)	418,880	46
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	70
Novatek PJSC(a)(d)	433,150	48
Novolipetsk Steel PJSC(a)(d)	785,210	87
Ozon Holdings PLC, ADR(a)(d)	534	—
PhosAgro PJSC(a)(d)	22,411	2
PhosAgro PJSC, GDR(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	433	4
Polyus PJSC(a)(d)	13,397	1
Rosneft Oil Co. PJSC(a)(d)	532,936	59
Sberbank of Russia PJSC(d)	4,933,827	546
Severstal PAO(a)(d)	109,143	12
Surgutneftegas PJSC(a)(d)	3,671,000	406
Tatneft PJSC(a)(d)	685,605	76
TCS Group Holding PLC, GDR(a)(d)(e)	58,085	6
United Co. RUSAL International PJSC(a)(d)	1,500,930	166
VK Co. Ltd.(a)(d)(e)	873	—
VTB Bank PJSC(a)(d)	1,160,968,000	128
X5 Retail Group NV, GDR(a)(d)(e)	67,732	8
Yandex NV(a)(d)	149,219	17
		4,634
Saudi Arabia — 5.3%
ACWA Power Co.	363,521	39,074,034
Ades Holding Co.(a)	866,615	4,172,839
Advanced Petrochemical Co.	287,101	3,077,987
Al Rajhi Bank	4,909,081	99,996,457
Alinma Bank	3,098,177	25,319,325
Almarai Co. JSC	642,530	8,959,479
Arab National Bank	2,214,030	11,671,963
Arabian Internet & Communications
Services Co.	63,928	4,510,770
Bank AlBilad	1,509,197	13,098,538
Bank Al-Jazira(a)	1,324,918	5,316,306
Banque Saudi Fransi	1,517,998	13,594,425
Bupa Arabia for Cooperative Insurance Co.	210,914	12,989,878
Security	Shares	Value

Saudi Arabia (continued)
Co. for Cooperative Insurance (The)	190,796	$6,708,274
Dallah Healthcare Co.	92,986	4,111,229
Dar Al Arkan Real Estate Development Co.(a)	1,365,265	4,346,192
Dr Sulaiman Al Habib Medical Services
Group Co.	223,196	15,890,557
Elm Co.	60,592	12,938,207
Etihad Etisalat Co.	926,660	11,603,278
Jarir Marketing Co.	1,490,250	5,067,625
Mobile Telecommunications Co. Saudi Arabia	1,165,378	3,511,017
Mouwasat Medical Services Co.	249,898	7,129,092
Nahdi Medical Co.	104,551	3,666,254
Power & Water Utility Co. for Jubail & Yanbu	198,345	3,108,676
Riyad Bank	3,742,830	24,413,861
SABIC Agri-Nutrients Co.	587,042	16,628,699
Sahara International Petrochemical Co.	923,770	7,351,837
SAL Saudi Logistics Services	59,548	4,090,071
Saudi Arabian Mining Co.(a)	3,256,515	40,187,587
Saudi Arabian Oil Co.(b)	6,619,248	51,171,877
Saudi Aramco Base Oil Co.	132,922	4,624,406
Saudi Awwal Bank	2,564,229	26,220,546
Saudi Basic Industries Corp.	2,260,149	45,895,647
Saudi Electricity Co.	2,028,695	9,060,389
Saudi Industrial Investment Group	951,808	5,445,872
Saudi Investment Bank (The)	1,613,164	5,382,656
Saudi Kayan Petrochemical Co.(a)	1,864,280	3,961,477
Saudi National Bank (The)	7,402,998	67,229,564
Saudi Research & Media Group(a)	91,939	5,012,288
Saudi Tadawul Group Holding Co.	115,782	7,319,015
Saudi Telecom Co.	5,029,689	48,276,003
Savola Group (The)(a)	679,874	7,838,323
Yanbu National Petrochemical Co.	693,208	6,695,912
		706,668,432
South Africa — 3.8%
Absa Group Ltd.	2,130,191	16,915,656
Anglo American Platinum Ltd.(c)	167,507	5,494,982
Anglogold Ashanti PLC, NVS	1,034,209	24,819,615
Aspen Pharmacare Holdings Ltd.	964,246	11,927,187
Bid Corp. Ltd.	845,496	18,716,585
Bidvest Group Ltd. (The)	844,277	11,038,314
Capitec Bank Holdings Ltd.	217,989	24,739,286
Clicks Group Ltd.	604,741	9,491,881
Discovery Ltd.	1,373,949	8,022,809
Exxaro Resources Ltd.	630,852	6,111,575
FirstRand Ltd.	12,542,216	43,513,114
Gold Fields Ltd.	2,237,130	35,210,053
Harmony Gold Mining Co. Ltd.	1,379,837	12,652,743
Impala Platinum Holdings Ltd.	2,278,497	11,737,336
Kumba Iron Ore Ltd.(c)	169,188	4,415,550
MTN Group Ltd.	4,278,293	18,772,540
Naspers Ltd., Class N	446,682	88,547,128
Nedbank Group Ltd.	1,170,896	14,241,486
NEPI Rockcastle NV	1,420,019	9,813,514
Northam Platinum Holdings Ltd.	909,233	6,278,717
Old Mutual Ltd.	12,341,877	6,983,985
OUTsurance Group Ltd., NVS	2,137,302	4,556,771
Pepkor Holdings Ltd.(b)(c)	5,229,781	4,754,017
Reinet Investments SCA	347,507	8,757,694
Remgro Ltd.	1,227,821	7,889,167
Sanlam Ltd.	4,382,966	16,528,577
Sasol Ltd.	1,408,817	9,360,177
Shoprite Holdings Ltd.	1,245,983	16,566,179
Sibanye Stillwater Ltd.	7,031,465	8,874,748

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Standard Bank Group Ltd.	3,317,367	$31,690,927
Vodacom Group Ltd.	1,532,238	7,540,879
Woolworths Holdings Ltd./South Africa	2,285,073	6,623,488
		512,586,680
South Korea — 15.0%
Alteogen Inc.(a)	98,648	13,245,216
Amorepacific Corp.	73,223	10,285,556
Celltrion Inc.	382,804	48,865,454
Celltrion Pharm Inc.(a)	47,752	3,090,233
CJ CheilJedang Corp.	20,842	5,277,852
CosmoAM&T Co. Ltd.(a)	61,859	6,993,131
Coway Co. Ltd.	138,984	5,691,691
DB Insurance Co. Ltd.	115,545	8,659,802
Doosan Bobcat Inc.	139,463	5,831,728
Doosan Enerbility Co. Ltd.(a)	1,110,478	16,745,395
Ecopro BM Co. Ltd.(a)(c)	122,580	17,118,030
Ecopro Co. Ltd.(a)	251,010	17,240,911
Ecopro Materials Co. Ltd.(a)	35,426	2,047,095
Enchem Co. Ltd.(a)	22,813	4,835,951
GS Holdings Corp.	119,014	3,757,450
Hana Financial Group Inc.	733,114	32,737,642
Hanjin Kal Corp.	69,738	3,219,312
Hankook Tire & Technology Co. Ltd.	190,727	6,043,530
Hanmi Pharm Co. Ltd.	17,848	3,660,482
Hanmi Semiconductor Co. Ltd.	106,397	12,523,626
Hanon Systems	158,417	574,048
Hanwha Aerospace Co. Ltd.	89,131	13,293,327
Hanwha Ocean Co. Ltd.(a)	216,423	4,656,374
Hanwha Solutions Corp.	251,434	5,772,516
HD Hyundai Co. Ltd.	113,968	5,679,680
HD Hyundai Electric Co. Ltd.	37,835	8,225,297
HD Hyundai Heavy Industries Co. Ltd.(a)	54,469	5,083,973
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd.(a)	104,847	9,906,214
HLB Inc.(a)	296,851	13,170,823
HMM Co. Ltd.	617,900	8,076,088
HYBE Co. Ltd.	53,165	7,714,349
Hyundai Engineering & Construction Co. Ltd.	187,107	4,489,758
Hyundai Glovis Co. Ltd.	49,014	6,379,419
Hyundai Mobis Co. Ltd.	152,503	23,777,486
Hyundai Motor Co.	339,127	62,231,094
Hyundai Steel Co.	222,201	4,772,326
Industrial Bank of Korea	676,235	6,730,685
Kakao Corp.	785,467	24,749,085
KakaoBank Corp.	427,365	6,910,746
Kakaopay Corp.(a)	18,050	406,624
Kangwon Land Inc.	107,820	1,162,986
KB Financial Group Inc.	960,941	55,244,778
Kia Corp.	654,989	55,907,398
Korea Aerospace Industries Ltd.	178,085	6,680,422
Korea Electric Power Corp.(a)	632,948	8,904,803
Korea Investment Holdings Co. Ltd.	106,252	5,011,476
Korea Zinc Co. Ltd.	20,681	7,893,178
Korean Air Lines Co. Ltd.	470,915	7,105,819
Krafton Inc.(a)	72,906	13,174,499
KT Corp.	76,883	2,052,742
KT&G Corp.	249,947	15,087,230
Kum Yang Co. Ltd.(a)	86,335	5,255,843
Kumho Petrochemical Co. Ltd.	41,527	4,436,581
L&F Co. Ltd.(a)	64,683	7,353,244
LG Chem Ltd.	124,200	31,742,801
LG Corp.	237,306	13,962,999
Security	Shares	Value

South Korea (continued)
LG Display Co. Ltd.(a)	723,242	$5,209,146
LG Electronics Inc.	263,057	20,009,118
LG Energy Solution Ltd.(a)	115,714	27,872,571
LG H&H Co. Ltd.	23,774	7,191,578
LG Innotek Co. Ltd.	34,372	6,166,407
LG Uplus Corp.	474,884	3,316,404
Lotte Chemical Corp.	48,001	3,934,100
Meritz Financial Group Inc.	244,121	13,527,135
Mirae Asset Securities Co. Ltd.	603,609	3,155,238
NAVER Corp.	325,573	40,305,603
NCSoft Corp.	36,268	5,008,123
Netmarble Corp.(a)(b)	64,868	2,834,425
NH Investment & Securities Co. Ltd.	338,748	3,008,561
Orion Corp./Republic of Korea	59,970	3,967,725
Posco DX Co. Ltd.	135,493	3,486,074
POSCO Future M Co. Ltd.(c)	77,899	14,239,032
POSCO Holdings Inc.	180,913	48,515,155
Posco International Corp.	132,744	4,158,403
Samsung Biologics Co. Ltd.(a)(b)	44,432	23,439,904
Samsung C&T Corp.	208,334	20,389,435
Samsung E&A Co. Ltd.(a)	397,643	6,734,873
Samsung Electro-Mechanics Co. Ltd.	138,955	15,607,154
Samsung Electronics Co. Ltd.	11,952,952	633,300,872
Samsung Fire & Marine Insurance Co. Ltd.	76,717	19,367,583
Samsung Heavy Industries Co. Ltd.(a)	1,631,107	10,870,882
Samsung Life Insurance Co. Ltd.	200,195	12,232,325
Samsung SDI Co. Ltd.	137,628	37,601,960
Samsung SDS Co. Ltd.	107,463	11,921,685
Samsung Securities Co. Ltd.	122,525	3,207,099
Shinhan Financial Group Co. Ltd.	1,084,021	37,189,067
SK Biopharmaceuticals Co. Ltd.(a)	82,054	5,079,135
SK Bioscience Co. Ltd.(a)	68,665	2,570,470
SK Hynix Inc.	1,367,902	188,480,813
SK IE Technology Co. Ltd.(a)(b)	74,405	2,332,941
SK Inc.	91,971	11,747,001
SK Innovation Co. Ltd.(a)	153,908	11,187,579
SK Square Co. Ltd.(a)	244,600	13,721,237
SK Telecom Co. Ltd.	122,295	4,512,903
SKC Co. Ltd.(a)	48,594	4,921,544
S-Oil Corp.	118,595	5,871,163
Woori Financial Group Inc.	1,468,766	15,065,599
Yuhan Corp.	143,829	7,185,528
		2,011,890,348
Taiwan — 24.7%
Accton Technology Corp.	1,286,000	20,136,622
Acer Inc.	7,159,000	11,743,937
Advantech Co. Ltd.	1,213,280	13,283,534
Airtac International Group	337,439	10,676,972
Alchip Technologies Ltd.	197,976	17,687,821
ASE Technology Holding Co. Ltd.	8,243,000	40,023,639
Asia Cement Corp.	5,711,000	7,330,869
Asia Vital Components Co. Ltd.	807,000	19,157,344
Asustek Computer Inc.	1,790,000	28,497,438
AUO Corp.	16,510,800	9,098,157
Catcher Technology Co. Ltd.	1,412,000	9,810,648
Cathay Financial Holding Co. Ltd.	24,028,379	41,813,760
Chailease Holding Co. Ltd.	3,620,595	17,051,800
Chang Hwa Commercial Bank Ltd.	13,958,431	7,858,039
Cheng Shin Rubber Industry Co. Ltd.	4,694,000	8,835,093
China Airlines Ltd.	7,260,000	5,039,185
China Development Financial Holding Corp.(a)	40,950,920	17,883,088
China Steel Corp.	29,975,000	22,000,241

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chunghwa Telecom Co. Ltd.	9,547,000	$37,775,248
Compal Electronics Inc.	10,818,000	12,422,774
CTBC Financial Holding Co. Ltd.	44,488,000	48,744,123
Delta Electronics Inc.	4,897,000	49,344,645
E Ink Holdings Inc.	2,195,000	14,927,206
E.Sun Financial Holding Co. Ltd.	35,734,336	31,600,382
Eclat Textile Co. Ltd.	423,000	6,346,942
eMemory Technology Inc.	150,000	10,218,529
Eva Airways Corp.	6,551,000	7,260,150
Evergreen Marine Corp. Taiwan Ltd.	2,505,400	16,280,382
Far Eastern New Century Corp.	7,168,000	7,484,266
Far EasTone Telecommunications Co. Ltd.	4,368,000	11,267,983
Feng TAY Enterprise Co. Ltd.	1,304,760	6,250,025
First Financial Holding Co. Ltd.	27,658,849	23,528,311
Formosa Chemicals & Fibre Corp.	8,766,000	14,344,085
Formosa Petrochemical Corp.	2,853,000	5,951,703
Formosa Plastics Corp.	9,558,000	19,287,125
Fortune Electric Co. Ltd.	291,000	6,413,966
Fubon Financial Holding Co. Ltd.	19,643,663	44,645,114
Gigabyte Technology Co. Ltd.	1,225,000	12,108,158
Global Unichip Corp.	206,000	9,331,888
Globalwafers Co. Ltd.	618,000	10,082,643
Hon Hai Precision Industry Co. Ltd.	31,280,200	166,582,571
Hotai Motor Co. Ltd.	748,572	14,227,916
Hua Nan Financial Holdings Co. Ltd.	22,707,078	17,569,877
Innolux Corp.	22,515,042	9,717,044
Inventec Corp.	6,662,000	11,093,828
Largan Precision Co. Ltd.	255,000	18,009,824
Lite-On Technology Corp.	4,961,000	16,595,438
MediaTek Inc.	3,806,000	145,747,244
Mega Financial Holding Co. Ltd.	29,155,133	35,220,257
Micro-Star International Co. Ltd.	1,736,000	10,312,127
Nan Ya Plastics Corp.	11,881,000	19,563,453
Nanya Technology Corp.	3,045,000	6,090,921
Nien Made Enterprise Co. Ltd.	429,000	4,655,998
Novatek Microelectronics Corp.	1,414,000	26,067,695
Pegatron Corp.	4,941,000	16,215,188
PharmaEssentia Corp.(a)	565,000	7,285,354
Pou Chen Corp.	5,526,000	6,407,897
President Chain Store Corp.	1,471,000	12,273,649
Quanta Computer Inc.	6,772,000	57,537,521
Realtek Semiconductor Corp.	1,181,000	19,939,835
Ruentex Development Co. Ltd.	3,850,640	5,314,527
Shanghai Commercial & Savings Bank
Ltd. (The)	9,553,678	13,601,847
Shin Kong Financial Holding Co. Ltd.(a)	34,395,897	10,047,601
Silergy Corp.	798,000	11,686,219
SinoPac Financial Holdings Co. Ltd.	26,209,201	18,692,649
Synnex Technology International Corp.	3,013,000	7,853,964
Taishin Financial Holding Co. Ltd.	28,808,336	16,378,963
Taiwan Business Bank	16,120,064	8,427,758
Taiwan Cement Corp.	17,395,671	17,761,357
Taiwan Cooperative Financial Holding Co. Ltd.	25,951,961	20,495,727
Taiwan High Speed Rail Corp.	4,883,000	4,526,760
Taiwan Mobile Co. Ltd.	4,507,000	14,707,925
Taiwan Semiconductor Manufacturing Co. Ltd.	61,641,000	1,578,498,492
Unimicron Technology Corp.	3,416,000	19,416,856
Uni-President Enterprises Corp.	12,089,000	29,887,901
United Microelectronics Corp.	27,890,000	47,480,616
Vanguard International Semiconductor Corp.	2,260,000	7,529,868
Voltronic Power Technology Corp.	161,000	8,437,631
Walsin Lihwa Corp.	7,117,473	8,144,185
Security	Shares	Value

Taiwan (continued)
Wan Hai Lines Ltd.	1,453,015	$3,574,900
Winbond Electronics Corp.	7,594,899	5,899,633
Wistron Corp.	6,470,000	22,537,950
Wiwynn Corp.	245,000	18,750,945
WPG Holdings Ltd.	3,876,520	10,341,404
Yageo Corp.	826,858	16,973,917
Yang Ming Marine Transport Corp.	4,153,000	9,166,497
Yuanta Financial Holding Co. Ltd.	25,682,412	25,167,961
Zhen Ding Technology Holding Ltd.	1,479,000	5,597,510
		3,301,559,035
Thailand — 1.9%
Advanced Info Service PCL, NVDR	2,921,000	16,133,912
Airports of Thailand PCL, NVDR(c)	10,889,400	19,276,200
Asset World Corp. PCL, NVDR	20,854,000	2,158,806
Bangkok Dusit Medical Services PCL, NVDR	28,166,200	20,689,288
Bangkok Expressway & Metro PCL, NVDR(c)	20,203,300	4,321,189
BTS Group Holdings PCL, NVDR	2,085,364	272,968
Bumrungrad Hospital PCL, NVDR	1,500,900	9,881,124
Central Pattana PCL, NVDR	4,884,800	7,620,658
Central Retail Corp. PCL, NVDR	4,705,000	3,916,994
Charoen Pokphand Foods PCL, NVDR(a)	9,136,100	5,662,741
CP ALL PCL, NVDR(c)	14,523,800	22,735,744
CP Axtra PCL, NVDR(c)	5,555,100	4,347,999
Delta Electronics Thailand PCL, NVDR(c)	7,838,000	15,828,096
Energy Absolute PCL, NVDR	4,472,300	2,802,645
Global Power Synergy PCL, NVDR(c)	1,647,500	2,116,288
Gulf Energy Development PCL, NVDR	7,475,600	8,249,152
Home Product Center PCL, NVDR	14,990,000	3,797,270
Indorama Ventures PCL, NVDR	4,307,400	2,711,456
Intouch Holdings PCL, NVDR	2,265,950	4,154,991
Kasikornbank PCL, NVDR	1,404,800	5,010,025
Krung Thai Bank PCL, NVDR	8,802,200	4,120,293
Krungthai Card PCL, NVDR	2,408,500	3,006,338
Land & Houses PCL, NVDR	265,073	47,566
Minor International PCL, NVDR	8,657,900	7,251,114
PTT Exploration & Production PCL, NVDR	3,450,400	14,508,916
PTT Global Chemical PCL, NVDR(c)	5,804,400	5,499,570
PTT Oil & Retail Business PCL, NVDR	8,100,600	3,994,675
PTT PCL, NVDR	25,443,900	22,697,906
SCB X PCL, NVDR	2,038,700	5,886,755
SCG Packaging PCL, NVDR	3,431,000	3,115,728
Siam Cement PCL (The), NVDR	1,878,500	12,070,710
Thai Oil PCL, NVDR	3,130,100	4,419,234
TMBThanachart Bank PCL, NVDR	58,550,300	2,692,244
True Corp. PCL, NVDR(a)	26,158,282	6,162,048
		257,160,643
Turkey — 1.1%
Akbank TAS	7,721,940	15,829,049
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,392,853	6,175,380
BIM Birlesik Magazalar A/S	1,125,791	16,769,869
Coca-Cola Icecek A/S	193,283	4,562,773
Eregli Demir ve Celik Fabrikalari TAS	3,425,589	5,096,405
Ford Otomotiv Sanayi AS	171,198	5,793,067
Haci Omer Sabanci Holding AS	2,585,075	7,837,876
KOC Holding AS.	1,917,026	14,170,997
Pegasus Hava Tasimaciligi AS(a)	577,254	3,625,791
Sasa Polyester Sanayi AS(a)	3,346,360	4,567,290
Tofas Turk Otomobil Fabrikasi AS	312,688	2,996,717
Turk Hava Yollari AO(a)	1,409,050	13,238,574
Turkcell Iletisim Hizmetleri AS	3,052,771	9,435,920
Turkiye Is Bankasi AS, Class C	21,550,436	10,774,131

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey (continued)
Turkiye Petrol Rafinerileri AS	2,452,835	$13,450,411
Turkiye Sise ve Cam Fabrikalari AS	3,434,099	5,303,304
Yapi ve Kredi Bankasi A/S	8,557,668	8,583,362
		148,210,916
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	7,506,140	15,952,002
Abu Dhabi Islamic Bank PJSC	3,720,177	11,363,958
Abu Dhabi National Oil Co. for Distribution PJSC	8,139,187	7,186,330
Aldar Properties PJSC	9,776,233	14,638,865
Americana Restaurants International PLC	6,584,541	5,813,850
Dubai Islamic Bank PJSC	7,426,215	11,160,400
Emaar Properties PJSC	16,637,825	34,697,524
Emirates NBD Bank PJSC	4,775,874	20,218,848
Emirates Telecommunications Group Co. PJSC	8,644,987	37,893,383
First Abu Dhabi Bank PJSC	10,989,685	34,706,946
Multiply Group PJSC(a)	10,083,689	5,188,650
		198,820,756
Total Common Stocks — 97.1%
(Cost: $12,120,992,187)		12,996,021,373

Preferred Stocks

Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	13,120,324	31,658,288
Centrais Eletricas Brasileiras SA, Class B,
Preference Shares, NVS	639,407	4,764,897
Cia. Energetica de Minas Gerais, Preference
Shares, NVS	4,595,728	8,708,506
Cia. Paranaense de Energia - Copel, Preference
Shares, NVS	2,741,738	4,741,088
Gerdau SA, Preference Shares, NVS	3,516,701	12,128,865
Itau Unibanco Holding SA, Preference
Shares, NVS	12,041,641	71,159,634
Itausa SA, Preference Shares, NVS	13,543,786	25,096,848
Petroleo Brasileiro SA, Preference Shares, NVS	11,961,244	88,361,358
		246,619,484
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA,
Class B, Preference Shares	357,723	16,756,685
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	1,145,162	10,101,964
Security	Shares	Value

Russia — 0.0%
Surgutneftegas PJSC, Preference
Shares, NVS(a)(d)	3,036,700	$336
South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	58,519	6,507,071
Series 2, Preference Shares, NVS	90,733	10,094,718
LG Chem Ltd., Preference Shares, NVS	18,530	3,195,993
Samsung Electronics Co. Ltd., Preference
Shares, NVS	2,048,933	89,397,119
		109,194,901
Total Preferred Stocks — 2.8%
(Cost: $391,712,372)		382,673,370
Total Long-Term Investments — 99.9%
(Cost: $12,512,704,559)		13,378,694,743

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(f)(g)(h)	38,384,740	38,396,255

Total Short-Term Securities — 0.3%
(Cost: $38,398,120)		38,396,255

Total Investments — 100.2%
(Cost: $12,551,102,679)		13,417,090,998

Liabilities in Excess of Other Assets — (0.2)%		(27,845,157)

Net Assets — 100.0%		$13,389,245,841

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,022,334	$—		$(1,627,891	)(a)	$5,533	$(3,721)	$38,396,255	38,384,740	$444,000	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	572,461		—
						$5,533	$(3,721)	$38,396,255		$1,016,461		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks.	$2,078,394,787	$10,917,621,952	$4,634	$12,996,021,373
Preferred Stocks	273,478,133	109,194,901	336	382,673,370
Short-Term Securities
Money Market Funds	38,396,255	—	—	38,396,255
	$2,390,269,175	$11,026,816,853	$4,970	$13,417,090,998

Portfolio Abbreviation

ADR	American Depositary Receipt	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt